Related Party Transactions (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		99 Months Ended	108 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Related Party Transactions (Textual)
Amounts received from related party	$ 3,000			$ 3,000		$ 3,000	$ 3,000